Convertible loans (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019
IfrsStatementLineItems [Line Items]
Interest accretion expense		$ 584	$ 746
Convertible loans [member]
IfrsStatementLineItems [Line Items]
Proceeds from loan	5,100
Loans, finder's fee, Common Shares issued	500	(477)
Interest accretion expense	$ 0	$ 300	$ 500